Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies [Abstract]
Future Minimum Lease Payments under Operating Lease Agreements
2014	$8,712
2015	3,218
2016	1,591
2017	743
2018	702

$14,966

Future Minimum Lease Payments under Other Commitments
2014	$15,000
2015	15,000
2016	15,000
2017	15,000
2018	10,583

$70,583